Financial Instruments - Summary of Currency Risk (Detail) - Currency risk Between USD and INR [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (135,061)	$ (86,734)
Trades and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	2,615	11,163
Trades and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(144,478)	(99,176)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 6,802	$ 1,279